OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LONG-TERM LIABILITIES.
Schedule of Other Long-term Liabilities

	December 31,
	2023	2022
Provision for retirement indemnities (Japan & France), less current portion	2,241	1,962
Provision for employee termination indemnities (Korea) less current portion	149	122
Provision for Asset Retirement Obligation (Japan) less current portion	91	101
Provision for warranty costs, less current portion	65	62
Provision for guarantee given to customer, less curent portion	66	—
Conditional government advances, less current portion	463	463
Accrued interest less current portion	—	—
Total	3,075	2,710

Defined Benefit Plan, Assumptions

	Retirement indemnities France
	2023	2022
Discount rate	3.19%	3.80%
Salary increase	3.00%	3.00%
Retirement age	65	65
Average retirement remaining service period	23	24

	Retirement indemnities Japan
	2023	2022
Discount rate	1.30%	1.30%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

Schedule of Amounts Recognized in Balance Sheet

At December 31, 2023, the provision which represents the projected benefit obligation in accordance with ASC 718 consists of:

	France	Japan
Non-current liabilities	1,084	1,157
Current liabilities	—	70
Total projected benefit obligation	1,084	1,227

At December 31, 2022, the provision which represents the projected benefit obligation in accordance with ASC 718 consists of:

	France	Japan
Non-current liabilities	845	1,117
Current liabilities	89	102
Total projected benefit obligation	934	1,219

Schedule of Defined Benefit Plans Disclosures

France	2023	2022	2021
Change in benefit obligations:
Projected Benefit obligations at beginning of year	934	1,080	1,111
Service cost	67	84	90
Interest cost	34	11	6
Net loss or (gain)	—	—	—
Actuarial (gain) or loss	66	(241)	(72)
Amortization of net prior service cost	—	—	—
Benefits paid	(17)	—	(56)
Projected Benefit obligations at end of year (1)	1,084	934	1,080
Unrecognized actuarial (gain) loss (2)	(146)	(219)	22
Unrecognized prior service cost (2)	13	14	16
(1)	The accumulated benefit obligation was €805 thousand and €701 thousand at December 31, 2023 and 2022 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2023 is €133 thousand.

Japan	2023	2022	2021
Change in benefit obligations:
Projected Benefit obligations at beginning of year	1,219	1,302	1,310
Service cost	114	112	120
Interest cost	13	7	7
Amortization of net loss	—	—	—
Actuarial (gain) / loss	4	(30)	—
Benefits paid	(76)	(75)	(97)
Plan Amendments	74	—	—
Exchange rate impact	(122)	(95)	(39)
Projected Benefit obligations at end of year (1)	1,227	1,219	1,302
Unrecognized actuarial (gain) loss (2)	81	86	126
Unrecognized prior service cost (2)	74	—	—
(1)	The accumulated benefit obligation was €1,030 thousand and €1,027 thousand at December 31, 2023 and 2022, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2023 is €156 thousand.

Schedule of Expected Benefit Payments

	France	Japan
2024	—	70
2025	—	152
2026	129	143
2027	85	67
2028	85	46
2029-2033	408	843
	707	1,322